Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 386,296,513	$ 380,374,568
Available-for-sale Securities, Gross Unrealized Gains	3,177,017	5,840,528
Available-for-sale Securities, Gross Unrealized Losses	3,217,693	1,241,190
Available-for-sale Securities, Fair Value Disclosure	386,255,837	384,973,906
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	33,300,000	72,300,000	$ 44,000,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	111,800,000	99,200,000
AFS Securities Pledged as Collateral - Fair Value	111,700,000	100,500,000
Available-for-sale Securities, Gross Realized Gains	503,000	1,004,500	1,004,100
Available-for-sale Securities, Gross Realized Losses	159,000	510,000	$ 300,000
Student loan pools [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	12,934,037	8,522,043
Available-for-sale Securities, Gross Unrealized Gains	20,713	1,288
Available-for-sale Securities, Gross Unrealized Losses	69,249	1,546
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	125,777,016	123,324,802
Available-for-sale Securities, Gross Unrealized Gains	560,352	1,113,160
Available-for-sale Securities, Gross Unrealized Losses	890,837	189,518
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	185,291,038	186,732,705
Available-for-sale Securities, Gross Unrealized Gains	1,073,432	1,936,847
Available-for-sale Securities, Gross Unrealized Losses	1,903,919	973,572
Equity Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	155,000	155,000
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	0	0
Nontaxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	60,141,164	59,623,185
Available-for-sale Securities, Gross Unrealized Gains	1,518,974	2,789,233
Available-for-sale Securities, Gross Unrealized Losses	329,769	56,851
Taxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	1,998,258	2,016,833
Available-for-sale Securities, Gross Unrealized Gains	3,546	0
Available-for-sale Securities, Gross Unrealized Losses	23,919	19,703
GNMA Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	80,400,000	101,300,000
Available-for-sale Securities, Fair Value Disclosure	80,200,000	102,100,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 29,700,000	$ 26,900,000